STOCK, OPTIONS AND WARRANTS (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended					3 Months Ended	0 Months Ended
	Mar. 31, 2013	Sep. 30, 2009	Dec. 31, 2008	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Feb. 29, 2012	Aug. 31, 2011	Jul. 31, 2009	Jul. 31, 2008	Dec. 31, 2009	Sep. 23, 2014	Nov. 19, 2013	Jul. 17, 2009	Jul. 18, 2014	Jun. 30, 2014	Aug. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			100,000
Number of shares called by warrants		2,100,000						20,000,000						2,100,000			20,000,000
Warrant, exercise price				$ 0.05		$ 0.05		$ 0.05	$ 0.50								$ 0.05
Compensation cost			$ 57,644
Stock price per share			$ 1.01
Number of shares held by third parties		8,278,872
Debt Discount Amortization				47,152		47,152			20,017
Cancelled shares	2,000,000	2,100,000
Common stock, shares issued				85,654,416		85,654,416		80,414,980	82,414,980							148,333,288
Common stock, shares outstanding				85,654,416		85,654,416		80,414,980	82,414,980							148,333,288
Common stock, value outstanding				85,654		85,654		80,415	82,415							10,114,274
Asset impairment charge				10,028,620		10,028,620
Shares purchased
Exercise price (in dollar per share)				$ 0.10		$ 0.10		$ 3.00	$ 3.00
Convertible Debt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion price, percentage of the average trading price												61.00%
Fixed interest rate												8.00%
Conversion price											$ 0.0525	$ 0.00009
Debt Discount Amortization												43,475
Amount of debt converted											10,000
Shares issued for notes payable conversion											190,476
Repayment of debt										90,003
Convertible note payable												68,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price		0.10												$ 0.10
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price		2.00												$ 2.00
Warrants Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 0.10
Warrants Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 0.50
Warrants Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 1.00
Warrants Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 1.50
Warrants Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 2.00
Selling Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted														2,000,000
Expiration term														10 years
Consulting expense													12,600
Stock price per share														$ 3.00
Volatility rate													88.00%
Expected term													1750 days
Risk free interest rate													2.31%
Consulting Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			100,000
Number of shares called by warrants														2,100,000
Compensation cost			57,644
Stock price per share			$ 1.01
Consulting Agreements [Member] | Warrants Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 0.10
Consulting Agreements [Member] | Warrants Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 0.50
Consulting Agreements [Member] | Warrants Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 1.00
Consulting Agreements [Member] | Warrants Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 1.50
Consulting Agreements [Member] | Warrants Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant, exercise price														$ 2.00
Letter Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by warrants																		300,000
Warrant, exercise price															$ 0.50			$ 0.50
Consulting expense															12,600
Stock price per share															$ 0.17			$ 0.17
Volatility rate															88.00%
Expected term															1750 days
Risk free interest rate															2.31%
Mr. Parish [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid to shareholders		250,000
Shares of Arrayit Corporation shares issued to shareholders		125,000
Number of shares received		4,239,436
Fixed interest rate																			10.00%
Mr. Garcia [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid to shareholders		250,000
Number of shares received		4,239,436
Common Stock [Member] | Mr. Parish [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost																169,781
Stock price per share																$ 3.00
Shares purchased																2,000,000
Exercise price (in dollar per share)																$ 0.10
Investment Capital Fund Group LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Asset impairment charge						10,028,620
Book value of acquired asset																0
Share Exchange Agreement [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issued and Outstanding																42.30%
Common stock, shares issued																148,333,288				85,654,416
Common stock, shares outstanding																148,333,288				85,654,416
Share Exchange Agreement [Member] | Common Stock [Member] | Mr. Parish [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost																169,781
Stock price per share																$ 3.00
Shares purchased																2,000,000
Exercise price (in dollar per share)																$ 0.10
Share Exchange Agreement [Member] | Investment Capital Fund Group LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting shares acquired																100.00%
Percentage of non-voting shares acquired																99.00%
Number of gem assets owned																52
Weight of gem assets																3,925.17
Retail replacement value																108,593,753
Fair market value as a percentage of retail replacement value																65.00%
Fair market value																					70,585,940
Asset impairment charge																10,028,620
Book value of acquired asset																$ 0
Share Exchange Agreement [Member] | Investment Capital Fund Group LLC [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued																62,678,872